UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, DC 20549"
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

"615 East Michigan Street, Milwaukee, WI 53202"
(Address of principal executive office)

"Gregory Bakken, President/Principal Executive Officer"
Listed Funds Trust
"c/o U.S., Bancorp Fund Services, LLC"
811 East Wisconsin Avenue
"Milwaukee, WI 53202"
(Name and address of agent for service)


Registrant's telephone number including area code: 414 765 4711

Date of fiscal year end: December 31

"Date of reporting period: July 1, 2020 to June 30, 2021"

"Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public."

"A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (""OMB"") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507."

NOTE: "Consistent with EAM fund strategy EAM believes that the time and costs associated with the mechanics of voting proxies with respect to certain types of proposals or issuers may not be in the client?s best interest pursuant to SEC Guidance. As a General matter EAM does not vote on proxies, unless to further the fund strategy. To the extent we deviated from that general policy, these were our votes."

	STABLE ROAD ACQUISITION CORP

	Security "STABLE ROAD ACQUISITION CORP " Meeting Type Annual

	Ticker Symbol SRAC Meeting Date "06 May, 2021"

	CUSIP 85236Q109 Agenda

	Item Proposal Proposed by Vote For/Against Management

	i Re-election of one director to serve as Class I director
	Management For For

	ii "Ratification of the appointment of WithumSmith+Brown, PC as independent registered public accounting firm" Management For For

	iii Amendment the Company's amended and restated certificate of incorporation Management For For

	iv Approval of the adjournment of the special meeting to a later date Management For For

	GREENVISION ACQUISITION CORP

	Security "GREENVISION ACQUISITION CORP " Meeting Type Annual

	Ticker Symbol GRNV Meeting Date "12 May, 2021"

	CUSIP	39678G103

	Item Proposal Proposed by Vote For/Against Management

	1 Approval of the Merger Agreement and Plan of Reorganization
	Management For For

	2 Approval of the amendment to the company's Amended and Restated Certificate of Incorporation Management For For

	3 Approval of the GreenVision Acquisition Corp. 2021 Omnibus Incentive Plan Management For For

	4 Approval of the issuance of shares constituting more than 20% of the issued and outstanding common stock of GVAC
	Management For For

	5 "Election of Salvatore Palella, Giulio Profumo, Kimberly L. Wilford, Guy Adami, and Lee Stern to serve as Board of
	Directors" Management For For

	6 Approval of the adjournment of the special meeting if necessary or advisable Management For For


	FORUM MERGER III CORP

	Security "FORUM MERGER III CORP " Meeting Type Annual

	Ticker Symbol FIII Meeting Date "24 June, 2021"

	CUSIP 349885103 Agenda

	Item Proposal Proposed by Vote For/Against Management

	1 Consideration and voting upon the Business Combination
	Management For For

	2 Approval for purposes of complying with applicable listing rules of the Nasdaq Stock Market Management For For

	3 Approval of the company's third amended and restated certificate of incorporation Management For For

	4 "Approval and adoption on a non-binding advisory basis, certain differences between the company's second amended and restated certificate of incorporation" Management For For

	4(a) Providing any amendment to certain provisions of the proposed charter relating to director and bylaw matters
	Management For For

	4(b) Providing the federal district courts of the United
	States of America will be the sole and exclusive forum for resolving any complaint asserting a cause of action Management For For

	4(c) "Providing that subject to limitations imposed by applicable law, directors may be removed with cause by the affirmative vote of the holders of at least 66 2/3% of the voting power" Management For For

	4(d) "Changing the name of the new public entity to ""Electric Last Mile Solutions, Inc."" from ""Forum Merger III Corp"
	Management For For

	4(e) "Completion of the business combination and the conversion of the Company's Class B common stock," Management For For

	4(f) Elimination of various provisions applicable only to blank check companies Management For For

	4(g) Changing the classification of the Board from two classes to three classes directors Management For For

	4(h) "Providing that the company renounces to the fullest extent permitted by law, any interest or expectancy of the company" Management For For

	6 Election of seven directors to serve staggered terms on the Board until the 2022 to 2024 annual meetings of stockholders For For

	7 Approval of the adjournment of the special meeting to a later date For For



		"Pursunt to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. "





	(Registrant)	Listed Funds Trust
	(By) Signature	/s/ Gregory Bakken
	Name	Gregory Bakken
	Title 	President
	Date	08/27/2021